Leases - Summary of information about leases of lessor in cash flow statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessor [abstract]
Cash inflow for leases as a lessor	£ 27	£ 50	£ 37